Financial risk management and financial instruments - Statement of changes in the level 3 items (Details) $ in Thousands	12 Months Ended
May 31, 2019 CAD ($)
Reconciliation of changes in level 3
Financial assets at the beginning of period	$ 47,932
Acquisitions	89,049
Disposals	(79,704)
Unrealized gain on fair value	(1,928)
Financial assets at the End of period	55,349
Unlisted equity securities
Reconciliation of changes in level 3
Financial assets at the beginning of period	29,861
Acquisitions	69,549
Disposals	(77,762)
Unrealized gain on fair value	1,471
Financial assets at the End of period	23,119
Trading derivatives
Reconciliation of changes in level 3
Financial assets at the beginning of period	18,071
Acquisitions	19,500
Disposals	(1,942)
Unrealized gain on fair value	(3,399)
Financial assets at the End of period	$ 32,230